COPLEY FUND INC /NV/ (Prospectus Summary) | COPLEY FUND INC /NV/
COPLEY FUND, INC.
INVESTMENT OBJECTIVE
The Fund seeks to generate and accumulate dividend income.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	Redemption Fee (as a % of amount redeemed) on Shares Held Less Than 10 Days
COPLEY FUND INC /NV/	none	none	none	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		COPLEY FUND INC /NV/
Management Fees		0.77%
Distribution and/or Service (12b-1) Fees		none
Net deferred taxes	[1]	6.11%
Operating Division Expenses		0.06%
Other Expenses		7.29%
Total Annual Fund Operating Expenses		8.06%
Fee Waiver	[2]	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	7.96%
[1]	The components of the net deferred taxes consist of deferred tax of $3,603,329, or 6.11 of average net assets.
[2]	The Adviser has entered into an agreement with the Fund whereby the Adviser has contractually agreed to waive $60,000 of its fee. This agreement is effective for the period from March 1, 2010 through February 28, 2012. After February 28, 2012 the Adviser or the Fund can choose not to continue the agreement.
[3]	In comparing the Copley Fund to other mutual funds investors should consider the Fund's unique tax characteristics related to the accrual of deferred taxes. Please see "Tax on Unrealized Appreciation" on page {{9}}. The Fund is required to include deferred taxes in calculating its expense ratio even though they are not currently payable. The Fund's total annual operating expense ratio after advisory fee waiver and without the inclusion of net regular and deferred taxes is 1.85%.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the Fund's operating expenses remain the same. The example also assumes that the current contractual fee waiver is not renewed.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
COPLEY FUND INC /NV/	784	2,302	3,728	6,927

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 2.90%
of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, the Fund invests at least 90% of its total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. The Fund invests, in stocks from a variety of industries included in the energy, communication, financial, pharmaceutical, insurance, retail and pipeline sectors. These are some of the sectors within the economy which the Adviser believes will contain companies which pay relatively high dividends which are increased on a regular and consistent basis.

Principal Investment Risks
The Fund invests primarily in equity securities that fluctuate in value.
Political and economic news and events can influence market wide trends. Other factors may cause price swings in a single company's stock or the stocks of the companies within a given industry. The Fund invests primarily in companies that pay dividends. There is a risk that these companies could stop paying dividends.
The Fund often invests a significant portion of its assets in public utility companies. This results in the Fund's performance being closely tied to conditions affecting that industry such as interest rate sensitivity, regulatory changes, environmental issues, natural gas and coal prices and the risks associated with the operation of nuclear power plants. Shareholder would lose money if the Fund were to be held liable for any federal accumulated earnings tax. The Fund is not a regulated investment company (RIC). Hence, it is liable for taxes which are payable from Fund assets. Loss of money is a risk of investing in the Fund.

Bar Chart and Performance Table
The information in the bar chart and table that follows provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1, 5 and 10 years and for the life of the Fund compare to those of broad measures of market performance.

The Fund's past performance (after taxes) is not necessarily an indication of how the Fund will perform in the future.

During the ten-year period shown in the above chart, the highest quarterly return was 11.97% (for the quarter ended June 30, 2003) and the lowest quarterly return was (18.28)% (for the quarter ended December 31, 2007).

The following table shows the Fund's average annual returns (after taxes) and the change in value of a broad-based market index over various periods ended
December 31, 2010. The index information is intended to permit you to compare the Fund's performance to a broad measure of market performance.

After-tax returns are calculated using the highest individual federal marginal income tax rate and do not include the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Redemption" may be
greater than the "Return Before Taxes" because you are assumed to be able to use the capital loss on the sale of shares to offset other taxable gains.

Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.

Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns COPLEY FUND INC /NV/	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
After Taxes on Distributions	Return After Taxes	7.04%	(0.26%)	0.53%
S&P 500 Index	S&P 500 Index Comparative Index (reflect no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

The Fund has a policy not to make distributions.